Short-term Investments - Schedule of Short Term Investments (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Short Term Investments [Abstract]
Investment in marketable securities in Zhengbang	[1]	¥ 1,480	$ 212	¥ 1,334
Derivate assets	[2]	80	11	99
Short term investments		¥ 1,560	$ 223	¥ 1,433

[1]	For the years ended December 31, 2023, 2024 and 2025, the Company did not sell its investment in marketable securities in Zhengbang and recorded net unrealized loss of RMB9, gain of RMB110, gain of RMB146 (US$20), respectively, in the consolidated statements of operations and comprehensive income (loss).
[2]	Jilin Zhengye entered into foreign currency swap contracts and cross currency interest rate swap contracts on November 28, 2024 and November 7, 2025 with a commercial bank (see Note 2 and Note 12). Jilin Zhengye determined the foreign currency forward contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting date.